Federal Home Loan Bank Advances - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Weighted average interest rate on advances (percent)		2.01%	2.40%	2.55%
Outstanding balances of advances	$ 164,529	$ 164,601	$ 82,291	$ 55,273
Carrying value of loans with blanket lien		524,811
Remaining credit facility under FHLB advances		267,511
Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Undisbursed advance commitments (letter of credit)		$ 92,700
Minimum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank advances, maturities		Mar. 01, 2013
Minimum | Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Letter of credit maturity dates		2013-01
Maximum
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank advances, maturities		Jan. 01, 2026
Maximum | Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Letter of credit maturity dates		2013-12